Financial risk management - Summary Of Undiscounted Cash Flow (Detail) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		S/ 99,294,274	S/ 93,683,898
Derivative financial assets held for trading	[1]	72,746	99,099
Derivative financial liabilities held for trading	[1]	87,101	100,784
Derivative financial assets held for hedging		70,455	59,002
Derivative financial liabilities held for hedging		(15,187)	(44,611)
Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		54,168,966	49,754,272
Inter-bank funds [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities			119,712
Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		9,771,630	10,514,117
Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,723,897	6,019,809
Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		9,163	40,565
Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		24,534,952	24,179,227
Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,085,666	3,056,196
Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		4,953,203	3,638,646
Derivative financial liabilities held for trading		4,982,853	3,639,431
Total		(29,650)	(785)
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,732,135	2,081,977
Derivative financial liabilities held for hedging		1,703,500	2,161,646
Total		28,635	(79,669)
Up to 1 month [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		44,239,715	39,180,396
Up to 1 month [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		39,797,251	36,150,590
Up to 1 month [member] | Inter-bank funds [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities			119,712
Up to 1 month [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,949,333	1,310,020
Up to 1 month [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		70,454	24,108
Up to 1 month [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,691	7,080
Up to 1 month [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		116,089
Up to 1 month [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,301,897	1,568,886
Up to 1 month [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		1,637,115	387,872
Derivative financial liabilities held for trading		1,605,814	387,923
Total		31,301	(51)
Up to 1 month [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging			3,763
Derivative financial liabilities held for hedging		1,690	6,215
Total		(1,690)	(2,452)
From 1 to 3 months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,550,211	6,882,118
From 1 to 3 months [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		5,412,063	4,042,302
From 1 to 3 months [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		792,039	1,522,550
From 1 to 3 months [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,943	1,153,716
From 1 to 3 months [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,472	19,300
From 1 to 3 months [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		222,826
From 1 to 3 months [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		115,868	144,250
From 1 to 3 months [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		880,914	479,652
Derivative financial liabilities held for trading		1,088,989	479,288
Total		(208,075)	364
From 1 to 3 months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		86,992	4,061
Derivative financial liabilities held for hedging		78,266	5,065
Total		8,726	(1,004)
From 3 to 12 months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		10,321,682	10,452,259
From 3 to 12 months [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,777,915	6,874,724
From 3 to 12 months [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		733,189	2,452,158
From 3 to 12 months [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,652,261	133,232
From 3 to 12 months [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities			14,185
From 3 to 12 months [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,007,404	821,389
From 3 to 12 months [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		150,913	156,571
From 3 to 12 months [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		1,123,569	1,261,268
Derivative financial liabilities held for trading		962,496	1,274,079
Total		161,073	(12,811)
From 3 to 12 months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		414,593	323,273
Derivative financial liabilities held for hedging		450,019	390,706
Total		(35,426)	(67,433)
From 1 to 5 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		13,184,377	11,845,155
From 1 to 5 years [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		925,035	1,212,870
From 1 to 5 years [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,465,292	3,310,756
From 1 to 5 years [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,665,178	4,280,041
From 1 to 5 years [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,994,624	2,908,106
From 1 to 5 years [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		134,248	133,382
From 1 to 5 years [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		1,134,788	993,514
Derivative financial liabilities held for trading		1,145,555	983,356
Total		(10,767)	10,158
From 1 to 5 years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,230,550	1,750,880
Derivative financial liabilities held for hedging		1,173,525	1,759,660
Total		57,025	(8,780)
More than 5 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		24,998,289	25,323,970
More than 5 years [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,256,702	1,473,786
More than 5 years [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,831,777	1,918,633
More than 5 years [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		333,061	428,712
More than 5 years [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		18,194,009	20,449,732
More than 5 years [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,382,740	1,053,107
More than 5 years [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		176,817	516,340
Derivative financial liabilities held for trading		179,999	514,785
Total		S/ (3,182)	S/ 1,555

[1]	During the years 2024, 2023 and 2022, the Group recognized losses for S/13,793,000, gains for S/68,315,000 and losses for S/4,523,000 , respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.